RESERVE FOR SALES RETURNS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Reserve For Sales Returns
SCHEDULE OF RESERVE FOR SALES RETURNS

Changes in the Company’s reserve for sales returns are presented in the following table:

	Nine Months Ended
	December 31,	December 31,
	2021	2020
Reserve for sales returns at beginning of the year	$960,000	$1,224,000
Provision for estimated sales returns	4,020,000	4,187,000
Sales returns received	(2,058,000)	(2,445,000)

Reserve for sales returns at end of the period	$2,922,000	$2,966,000

Changes in the Company’s reserve for sales returns are presented in the following table:

	Fiscal Year Ended
	March 31,	March 31,
	2021	2020
Reserve for sales returns at beginning of the fiscal year	$1,224,000	$896,000
Provision for estimated sales returns	3,881,000	5,771,000
Sales returns received	(4,145,000)	(5,443,000)

Reserve for sales returns at end of the year	$960,000	$1,224,000